Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2014	2015

Prepayment for share repurchase (i)	$104,201	$173,011
Prepaid expenses and other receivables	46,266	42,201
Advance to suppliers	34,238	88,513
Prepayment related to investments (ii)	29,704	47,763
Deferred issuance cost of Convertible Senior Notes	-	21,687
Interest receivable	5,314	6,175
Receivables related to share options (iii)	1,473	3,102

Prepaid expenses and other current assets	$221,196	$382,452